BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 12:-    BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2011	2012	2013

Numerator:

Net income attributed to Sapiens shareholders	$5,897	$11,780	$11,604

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	28,460	39,953	40,024
Shares and related put options issued in Harcase acquisition	298	114	-
Stock options and warrants	2,006	1,604	2,292

Denominator for diluted net earnings per share - adjusted weighted average number of shares	30,764	41,671	42,316

The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 1,308,212, 1,675,521 and 466,534 for the years 2011, 2012 and 2013, respectively.